Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions				3 Months Ended		9 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income (Loss), Net of Tax				¥ (60,937)	¥ (103,542)	¥ 115,006	¥ 115,327
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				86,985	91,047	217,625	217,190
Income Tax Expense (Benefit)				38,555	28,855	92,382	68,836
Net unrealized gains (losses) on investments, net of tax				(128)	0	(128)	0
Net unrealized gains (losses) on investments				25		25
Cumulative Effect, Period of Adoption, Adjusted Balance | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Other Comprehensive Income (Loss), Net of Tax	¥ (24,641)	¥ (24,641)	¥ (24,641)
Other Comprehensive Income (Loss), Tax	4,296	4,296	4,296
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	189,157	221,543	62,177
Income Tax Expense (Benefit)	¥ (66,702)	¥ (84,862)	¥ (23,126)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax				(15,934)	15,067	19,590	69,092
Reclassification adjustment included in net income, tax				402	173	1,613	465
Other Comprehensive Income (Loss), Net of Tax				47,346	(38,516)	(53,066)	(182,383)
Impact of changes in policy liability discount rate
Net unrealized gains (losses), tax				17,429	(3,773)	(21,316)	(65,509)
Other Comprehensive Income (Loss), Net of Tax				(45,910)	10,017	64,666	169,383
Debt valuation adjustments
Net unrealized gains (losses), tax				10	18	53	(7)
Reclassification adjustment included in net income, tax				2	1	5	3
Other Comprehensive Income (Loss), Net of Tax				(26)	(48)	(149)	12
Defined benefit pension plans
Net unrealized gains (losses), tax				(20)	(42)	(39)	39
Reclassification adjustment included in net income, tax				26	16	78	49
Other Comprehensive Income (Loss), Net of Tax				5	124	(84)	(192)
Foreign currency translation adjustments
Net unrealized gains (losses), tax				(10,481)	(21,294)	12,251	5,849
Reclassification adjustment included in net income, tax				(1,144)	(965)	(3,472)	(977)
Other Comprehensive Income (Loss), Net of Tax				(56,932)	(77,765)	106,651	107,330
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax				2,049	(1,353)	(23)	(6,060)
Reclassification adjustment included in net income, tax				¥ (597)	¥ 779	¥ 692	¥ 343